UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EP Wealth Advisors, Inc.
Address:  21515 Hawthorne Blvd., Suite 1200
          Torrance, CA 90503

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Derek Holman
Title:    Managing Director
Phone:    310-543-4559

Signature, Place, and Date of Signing:

       /s/ Derek Holman               Torrance, CA                 3/9/2012
       ----------------               ------------                 --------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           59
                                         -----------

Form 13F Information Table Value Total:  $   174,330
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1            COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  --------  ---------  ----------  ---------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                             TITLE OF               VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER          CLASS      CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
---------------------------  --------  ---------  ----------  ----------  ---  ----  ----------  -------- ----------- ------ -------
Berkshire Hathaway Cl A      Common    084670108         344           3             Sole                                          3
McDonalds Corp.              Common    580135101         270       2,693             Sole                       1,792            901
ConocoPhillips               Common    20825C104         229       3,142             Sole                       2,892            250
Schein Henry Inc             Common    806407102         258       4,000             Sole                                      4,000
Boeing Co                    Common    097023105         322       4,384             Sole                       3,510            874
International Business
  Machine                    Common    459200101         883       4,800             Sole                       3,285          1,515
Occidental Petroleum Corp.   Common    674599105         497       5,305             Sole                       3,318          1,987
Baxter International Inc     Common    071813109         297       5,993             Sole                       5,466            527
Philip Morris Int'l          Common    718172109         476       6,069             Sole                       5,220            849
Coca-Cola                    Common    191216100         429       6,125             Sole                         685          5,440
Altria Group                 Common    02209S103         236       7,960             Sole                       7,200            760
Valero Energy Corp           Common    91913Y100         201       9,553             Sole                       9,500             53
Berkshire Hathaway Cl B      Common    084670702         752       9,850             Sole                       5,400          4,450
Google Inc Class A           Common    38259P508       6,429       9,954             Sole                       7,001          2,953
Reliance Steel & Aluminum    Common    759509102         487      10,000             Sole                      10,000
Cisco Systems Inc            Common    17275R102         181      10,013             Sole                       6,411          3,602
Amgen Inc.                   Common    031162100         707      11,018             Sole                         443         10,575
Dell Computer Corp.          Common    24702R101         172      11,790             Sole                       1,790         10,000
Zion Oil & Gas Inc           Common    989696109          27      12,300             Sole                       4,125          8,175
Morgan Stanley               Common    617446448         232      15,337             Sole                         219         15,118
AT&T Corp                    Common    00206R102         487      16,091             Sole                      12,263          3,828
News Corp Cl A               Common    65248E104         288      16,118             Sole                          28         16,090
Cathay General Bancorp       Common    149150104         258      17,292             Sole                                     17,292
Bank of America Corp.        Common    060505104         114      20,577             Sole                       8,705         11,872
Apple Computer Inc.          Common    037833100       8,680      21,431             Sole                      15,436          5,995
General Electric Co.         Common    369604103         398      22,231             Sole                      17,067          5,164
Microsoft Corp.              Common    594918104         614      23,645             Sole                      10,684         12,961
Intel Corp.                  Common    458140100         687      28,330             Sole                      18,315         10,015
Chevron Corp.                Common    166764100       3,593      33,771             Sole                      32,731          1,040
Diageo PLC ADR               Common    25243Q205       3,141      35,925             Sole                      25,180         10,745
Apache Corp                  Common    037411105       4,047      44,677             Sole                      29,467         15,210
T. Rowe Price                Common    74144T108       2,658      46,664             Sole                      32,766         13,898
Visa Inc.                    Common    92826C839       4,788      47,157             Sole                      32,772         14,385
Schlumberger Ltd.            Common    806857108       3,411      49,927             Sole                      33,215         16,712
Costco Wholesale             Common    22160K105       4,409      52,917             Sole                      37,153         15,764
Emerson Electric Co.         Common    291011104       2,660      57,091             Sole                      40,018         17,073
PNC Financial Services
  Group                      Common    693475105       3,661      63,480             Sole                      44,395         19,085
3M Company                   Common    88579Y101       5,214      63,793             Sole                      43,796         19,997
Prudential Financial Inc     Common    744320102       3,253      64,897             Sole                      47,017         17,880
Baker Hughes Inc             Common    057224107       3,265      67,119             Sole                      48,009         19,110
Freeport McMoRan Copper &
  Gold                       Common    35671D857       2,833      77,013             Sole                      54,926         22,087
United Parcel Service B      Common    911312106       5,699      77,859             Sole                      56,164         21,695
Johnson & Johnson            Common    478160104       5,486      83,657             Sole                      56,283         27,374
Walt Disney Co.              Common    254687106       3,224      85,978             Sole                      59,161         26,817
QUALCOMM Inc                 Common    747525103       4,830      88,305             Sole                      62,799         25,506
Edison International         Common    281020107       3,688      89,094             Sole                      57,988         31,106
Pepsico Inc.                 Common    713448108       6,181      93,159             Sole                      64,388         28,771
St Jude Medical Inc          Common    790849103       3,227      94,081             Sole                      66,614         27,467
Procter & Gamble Co.         Common    742718109       6,316      94,683             Sole                      65,012         29,671
Abbott Laboratories          Common    002824100       5,638     100,264             Sole                      69,063         31,201
Gilead Sciences Inc          Common    375558103       4,126     100,797             Sole                      70,665         30,132
Exxon Mobil Corp.            Common    30231G102       8,628     101,791             Sole                      72,331         29,460
Target Corporation           Common    87612E106       5,592     109,168             Sole                      76,007         33,161
General Motors Corp          Common    37045V100       2,419     119,332             Sole                      83,132         36,200
Oracle Corp                  Common    68389X105       3,188     124,302             Sole                      85,173         39,129
JPMorgan Chase & Co          Common    46625H100       4,417     132,835             Sole                      95,715         37,120
Verizon Communications       Common    92343V104       6,491     161,788             Sole                     113,848         47,940
EMC Corp.                    Common    268648102       5,082     235,952             Sole                     152,383         83,569
VirnetX Holding Corp.        Common    92823T108      18,210     729,293             Sole                                    729,293